Schedule of investments
Delaware Floating Rate Fund	April 30, 2022 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bond — 0.03%
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26	219,000	$ 200,057
Total Convertible Bond (cost $190,410)		200,057

Corporate Bonds — 4.56%
Banking — 0.35%
Bank of America 4.375% 1/27/27 μ, ψ	1,000,000	887,500
Barclays 6.125% 12/15/25 μ, ψ	200,000	196,374
Deutsche Bank 6.00% 10/30/25 μ, ψ	200,000	187,000
SVB Financial Group 4.10% 2/15/31 μ, ψ	75,000	61,125
US Bancorp 2.215% 1/27/28 μ	1,000,000	929,306
		2,261,305
Basic Industry — 0.24%
Freeport-McMoRan 5.45% 3/15/43	200,000	200,233
Novelis 144A 3.25% 11/15/26 #	1,500,000	1,370,467
		1,570,700
Capital Goods — 0.43%
Granite US Holdings 144A 11.00% 10/1/27 #	325,000	336,014
Sealed Air 144A 5.00% 4/15/29 #	1,000,000	993,830
TransDigm 144A 6.25% 3/15/26 #	1,500,000	1,494,173
		2,824,017
Communications — 0.33%
Altice France 144A 5.50% 10/15/29 #	1,500,000	1,276,702
Directv Financing 144A 5.875% 8/15/27 #	500,000	471,562
Gray Escrow II 144A 5.375% 11/15/31 #	500,000	431,628
		2,179,892
Consumer Cyclical — 1.06%
Aramark Services 144A 6.375% 5/1/25 #	1,500,000	1,529,438
Boyd Gaming 144A 8.625% 6/1/25 #	1,500,000	1,565,617
Carnival
144A 5.75% 3/1/27 #	20,000	18,144
144A 6.00% 5/1/29 #	525,000	471,970
144A 7.625% 3/1/26 #	230,000	225,375

Dana Financing Luxembourg 144A 5.75% 4/15/25 #	1,500,000	1,482,743
Delta Air Lines
144A 7.00% 5/1/25 #	527,000	564,764
7.375% 1/15/26	138,000	147,131

Fertitta Entertainment 144A 6.75% 1/15/30 #	174,000	150,794
Ford Motor Credit 2.90% 2/16/28	500,000	429,523
NQ-215 [4/22] 06/22 (2257030)    1

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

United Airlines Holdings 4.875% 1/15/25	320,000	$ 309,182
		6,894,681
Consumer Non-Cyclical — 0.74%
CHS 144A 5.25% 5/15/30 #	1,000,000	878,325
Global Medical Response 144A 6.50% 10/1/25 #	1,850,000	1,794,629
Hadrian Merger Sub 144A 8.50% 5/1/26 #	122,000	120,878
HCA
3.50% 9/1/30	100,000	89,727
5.875% 2/1/29	156,000	162,721

Mozart Debt Merger Sub 144A 3.875% 4/1/29 #	500,000	437,565
Organon & Co. 144A 5.125% 4/30/31 #	320,000	289,646
Ortho-Clinical Diagnostics 144A 7.375% 6/1/25 #	246,000	251,247
Surgery Center Holdings 144A 10.00% 4/15/27 #	350,000	366,240
Tenet Healthcare 6.875% 11/15/31	409,000	424,303
		4,815,281
Electric — 0.23%
Calpine 144A 5.25% 6/1/26 #	1,500,000	1,483,050
		1,483,050
Energy — 0.03%
CNX Resources 144A 7.25% 3/14/27 #	180,000	184,225
Targa Resources Partners 4.00% 1/15/32	25,000	22,711
		206,936
Financial Services — 0.28%
AerCap Holdings 5.875% 10/10/79 μ	150,000	140,844
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	475,000	428,151
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	400,000	385,133
VistaJet Malta Finance 144A 6.375% 2/1/30 #	1,000,000	873,840
		1,827,968
Insurance — 0.07%
HUB International 144A 5.625% 12/1/29 #	500,000	459,370
		459,370
Media — 0.62%
CCO Holdings 144A 4.50% 8/15/30 #	1,000,000	874,155
Radiate Holdco 144A 4.50% 9/15/26 #	1,500,000	1,383,480
Sirius XM Radio 144A 3.125% 9/1/26 #	1,500,000	1,383,577
Terrier Media Buyer 144A 8.875% 12/15/27 #	417,000	408,116
		4,049,328
2    NQ-215 [4/22] 06/22 (2257030)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Services — 0.02%
Artera Services 144A 9.033% 12/4/25 #	165,000	$ 156,379
		156,379
Technology — 0.08%
Boxer Parent 144A 9.125% 3/1/26 #	165,000	167,243
New Cotai 2.125% 5/15/22	222,415	336,434
		503,677
Utilities — 0.08%
Vistra 144A 7.00% 12/15/26 #, μ, ψ	550,000	535,937
		535,937
Total Corporate Bonds (cost $31,037,840)		29,768,521

Loan Agreements — 87.48%
Acrisure 1st Lien 5.014% (LIBOR01M + 4.25%) 2/15/27 •	822,938	819,508
Acrisure Tranche B 4.264% (LIBOR01M + 3.50%) 2/15/27 •	1,093,746	1,079,504
Advantage Sales & Marketing Tranche B-1 5.264% (LIBOR03M + 4.50%) 10/28/27 •	1,589,875	1,568,412
Air Canada 4.25% ((LIBOR03M + 3.50%)) 8/11/28 •	3,150,000	3,125,587
Amentum Government Services Tranche 3 4.647% (SOFR01M + 3.00%) 2/15/29 •	10,870,000	10,825,846
AmWINS Group 3.012% ((LIBOR01M + 2.25%)) 2/19/28 •	6,314,088	6,211,484
Amynta Agency Borrower Tranche B 1st Lien TBD 2/28/25 X	5,000,000	4,990,625
Ankura Consulting Group 1st Lien 5.25% ((SOFR01M + 4.50%)) 3/17/28 •	1,991,352	1,983,054
Ankura Consulting Group TBD 3/17/28 X	2,000,000	1,991,666
Applied Systems 2nd Lien 6.506% (LIBOR03M + 5.50%) 9/19/25 •	10,322,369	10,338,492
Arches Buyer 4.014% ((LIBOR01M + 3.25%)) 12/6/27 •	2,992,424	2,924,628
Aruba Investments Holdings 1st Lien 4.50% (LIBOR03M + 3.75%) 11/24/27 •	1,247,432	1,236,516
Aruba Investments Holdings 2nd Lien 8.50% ((LIBOR03M + 7.75%)) 11/24/28 •	1,260,000	1,254,488
Asplundh Tree Expert TBD 9/7/27 X	2,375,618	2,356,020
AssuredPartners
4.264% ((LIBOR01M + 3.50%)) 2/12/27 •	1,245,161	1,229,908
4.264% ((LIBOR01M + 3.50%)) 2/12/27 •	2,642,926	2,609,889

NQ-215 [4/22] 06/22 (2257030)    3

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

AthenaHealth Tranche B 4.009% ((SOFR01M + 3.50%)) 2/15/29 •	6,284,783	$ 6,226,648
Avantor Funding Tranche B-5 3.014% (LIBOR01M + 2.25%) 11/8/27 •	1,849,635	1,839,925
Azurity Pharmaceuticals Tranche B 1st Lien 7.063% ((LIBOR03M + 6.00%)) 9/20/27 •	1,861,438	1,833,516
Bausch Health 3.764% (LIBOR01M + 3.00%) 6/2/25 •	761,733	759,352
Bausch Health Tranche B TBD 2/1/27 X	7,700,000	7,473,812
Berry Global Tranche Z 2.238% (LIBOR01M + 1.75%) 7/1/26 •	2,000,000	1,972,954
BMC Software 4.514% ((LIBOR03M + 3.75%)) 10/2/25 •	4,487,264	4,437,343
BMC Software 2nd Lien 6.264% ((LIBOR01M + 5.50%)) 2/27/26 •	1,440,000	1,424,880
BW Gas & Convenience Holdings Tranche B 4.264% (LIBOR01M + 3.50%) 3/31/28 •	3,539,587	3,513,041
BWay Holding 4.05% (LIBOR01M + 3.25%) 4/3/24 •	3,731,411	3,667,276
Caesars Resort Collection Tranche B-1 4.264% ((LIBOR01M + 3.50%)) 7/21/25 •	1,446,965	1,445,608
Calpine TBD 4/5/26 X	8,519,243	8,418,077
Camelot US Acquisition l
3.764% ((LIBOR01M + 3.00%)) 10/30/26 •	884,182	876,721
4.00% (LIBOR01M + 3.00%) 10/30/26 •	1,061,563	1,054,530

Cano Health 4.507% ((SOFR03M + 4.00%)) 11/23/27 •	2,820,807	2,787,310
Carnival Tranche B 3.75% (LIBOR03M + 3.00%) 6/30/25 •	2,171,121	2,143,439
Carnival Tranche B TBD 10/18/28 X	3,000,000	2,958,750
Castlelake Aviation One Designated Activity 3.576% (LIBOR03M + 2.75%) 10/22/26 •	6,092,000	6,027,272
Charter Communications Operating Tranche B2 TBD 2/1/27 X	10,500,000	10,385,812
Chemours Tranche B-2 2.52% ((LIBOR01M + 1.75%)) 4/3/25 •	997,098	978,402
Clydesdale Acquisition Holdings Tranche B TBD 4.783% ((SOFR01M + 3.25%)) 4/13/29 •	12,060,000	11,920,213
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	2,937,387	2,923,311
Consolidated Communications Tranche B-1 4.313% ((LIBOR01M + 3.50%)) 10/2/27 •	1,545,820	1,443,796
Core & Main Tranche B-1 3.566% (LIBOR01M + 2.50%) 7/27/28 •	953,067	938,771
Covis Finco Tranche B 7.301% ((SOFR01M + 5.50%)) 2/18/27 •	4,250,000	3,867,500
CP Atlas Buyer Tranche B TBD 11/23/27 X	4,537,743	4,270,747
4    NQ-215 [4/22] 06/22 (2257030)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

CSC Holdings 2.804% (LIBOR01M + 2.25%) 7/17/25 •	839,939	$ 827,130
Cumulus Media New Holdings 4.75% ((LIBOR03M + 3.75%)) 3/31/26 •	4,947,545	4,934,662
DaVita Tranche B-1 2.514% (LIBOR01M + 1.75%) 8/12/26 •	1,994,898	1,969,866
Delta Air Lines 4.75% ((LIBOR03M + 3.75%)) 10/20/27 •	8,000,000	8,277,776
Digicel International Finance Tranche B 1st Lien 3.50% ((LIBOR06M + 3.25%)) 5/27/24 •	4,658,515	4,448,882
Directv Financing 5.764% ((LIBOR01M + 5.00%)) 8/2/27 •	7,365,000	7,345,822
Dun & Bradstreet Tranche B 3.918% ((LIBOR01M + 3.25%)) 2/6/26 •	1,308,261	1,300,902
Ecovyst Catalyst Technologies 3.739% (LIBOR03M + 2.50%) 6/9/28 •	1,052,050	1,044,488
Electron Bidco TBD 11/1/28 X	6,500,000	6,456,833
Endo Luxembourg Finance I TBD 5.813% ((LIBOR01M + 5.00%)) 3/27/28 •	1,500,000	1,390,313
Ensemble RCM 4.989% (LIBOR03M + 3.75%) 8/3/26 •	1,811,772	1,808,375
Entegris Tranche B TBD 3/2/29 X	8,500,000	8,510,625
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	7,650,000	7,810,176
Form Technologies 1st Lien 10.00% ((LIBOR03M +9.25%)) 10/22/25 •	3,562,982	3,545,167
Form Technologies Tranche B 5.50% ((LIBOR03M + 4.75%)) 7/22/25 •	8,891,771	8,669,477
Frontier Communications Tranche B 4.813% (LIBOR03M + 3.75%) 5/1/28 •	2,518,061	2,490,257
Gates Global Tranche B-3 3.264% ((LIBOR01M + 2.50%)) 3/31/27 •	1,994,949	1,962,174
Geon Performance Solutions 5.514% ((LIBOR01M + 4.75%)) 8/18/28 •	1,865,625	1,863,875
Global Medical Response 5.25% (LIBOR03M + 4.75%) 10/2/25 •	5,059,783	5,029,966
Granite US Holdings Tranche B 5.063% ((LIBOR03M + 4.00%)) 9/30/26 •	1,420,560	1,410,794
Hamilton Projects Acquiror 5.506% (LIBOR03M + 4.50%) 6/17/27 •	4,151,876	4,147,056
Heartland Dental
4.264% (LIBOR01M + 3.50%) 4/30/25 •	2,805,041	2,784,354
4.632% (LIBOR01M + 4.00%) 4/30/25 •	4,358,397	4,335,245

Hexion Holdings 1st Lien 5.122% (SOFR01M + 4.50%) 3/15/29 •	6,500,000	6,295,250
NQ-215 [4/22] 06/22 (2257030)    5

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Hexion Holdings 2nd Lien 8.01% ((SOFR01M + 7.44%)) 3/15/30 •	5,500,000	$ 5,280,000
HighTower Holding 5.098% ((LIBOR03M + 4.00%)) 4/21/28 •	3,731,250	3,697,046
Horizon Therapeutics USA Tranche B-2 2.438% ((LIBOR01M + 1.75%)) 3/15/28 •	2,992,443	2,957,530
HUB International 4.213% ((LIBOR01M + 3.00%)) 4/25/25 •	277,235	274,619
HUB International Tranche B-3 4.348% ((LIBOR01M + 3.25%)) 4/25/25 •	7,104,970	7,079,008
Ineos US Petrochem Tranche B 3.514% ((LIBOR01M + 2.75%)) 1/29/26 •	1,364,687	1,351,681
Informatica 3.563% ((LIBOR01M + 2.75%)) 10/27/28 •	1,105,000	1,091,648
Jazz Financing 4.264% ((LIBOR01M + 3.50%)) 5/5/28 •	3,411,781	3,410,358
JBS USA LUX TBD 5/1/26 X	1,994,859	1,990,370
Jones DesLauriers Insurance Management 1st Lien 6.063% ((CDOR03M + 4.25%)) 3/27/28 •	1,948,610	1,494,089
Jones DesLauriers Insurance Management 2nd Lien 9.313% ((CDOR03M + 7.50%))3/26/29 •	910,000	695,968
Kenan Advantage Group Tranche B 4.514% (LIBOR01M + 3.75%) 3/24/26 •	3,475,000	3,448,503
LABL 5.764% ((LIBOR01M + 5.00%)) 10/30/28 •	1,880,288	1,847,853
Loyalty Ventures Tranche B 5.264% ((LIBOR01M + 4.50%)) 11/3/27 •	2,109,688	2,062,220
LSF11 A5 HoldCo 4.315% ((LIBOR01M + 3.50%)) 10/15/28 •	2,778,761	2,737,775
LSF9 Atlantis Holdings Tranche B 8.00% (SOFR01M + 6.25%) 3/31/29 •	8,000,000	7,870,000
Madison Iaq 4.524% ((LIBOR03M + 3.25%)) 6/21/28 •	2,654,938	2,589,228
Mamba Purchaser 4.304% ((LIBOR01M + 3.75%)) 10/16/28 •	2,825,000	2,813,228
Mamba Purchaser 2nd Lien 7.054% ((LIBOR01M + 6.50%)) 10/15/29 •	950,000	947,625
Medline Borrower 4.014% ((LIBOR01M + 3.25%)) 10/23/28 •	3,250,000	3,198,666
Mermaid Bidco Tranche B2 4.786% ((LIBOR03M + 3.50%)) 12/22/27 •	1,993,039	1,963,144
Michaels Tranche B 5.256% (LIBOR03M + 4.25%) 4/15/28 •	3,205,876	2,936,383
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	6,129,000	6,368,031
Naked Juice 4.001% ((SOFR03M + 3.25%)) 1/24/29 •	3,000,000	2,948,124
Naked Juice 2nd Lien 6.751% ((SOFR03M + 6.50%)) 1/24/30 •	2,000,000	1,996,000
6    NQ-215 [4/22] 06/22 (2257030)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Nortonlifelock Tranche B TBD 1/28/29 X	9,300,000	$ 9,170,674
Numericable US Tranche B-13 4.506% (LIBOR01M + 4.00%) 8/14/26 •	797,059	792,825
Olympus Water US Holding
4.813% ((LIBOR03M + 3.75%)) 11/9/28 •	2,872,800	2,827,657
5.298% ((SOFR03M + 3.50%)) 11/9/28 •	2,000,000	1,976,250

Organon & Co. 3.563% (LIBOR01M + 3.00%) 6/2/28 •	3,530,975	3,519,941
Ortho-Clinical Diagnostics 3.80% ((LIBOR01M + 3.00%)) 6/30/25 •	832,546	831,570
Owens & Minor Tranche B-1 4.55% ((SOFR01M + 3.75%)) 3/29/29 •	5,000,000	5,021,875
Parkway Generation Tranche B 5.514% ((LIBOR01M + 4.75%)) 2/16/29 •	5,820,175	5,805,625
Parkway Generation Tranche C 5.514% ((LIBOR01M + 4.75%)) 2/16/29 •	814,825	812,448
PECF USS Intermediate Holding III 4.758% ((LIBOR03M + 4.25%)) 12/15/28 •	3,690,750	3,644,616
Pelican Products 5.256% (LIBOR03M + 4.25%) 12/29/28 •	3,241,875	3,185,142
Penn National Gaming Tranche B TBD 5/3/29 X	2,450,000	2,443,111
Peraton Tranche B 1st Lien 4.514% (LIBOR01M + 3.75%) 2/1/28 •	2,770,521	2,755,432
Perrigo Investments Tranche B 3.14% ((SOFR01M + 2.50%)) 4/20/29 •	3,181,818	3,173,864
PetsMart 4.50% ((LIBOR03M + 3.50%)) 2/11/28 •	7,496,081	7,443,608
PG&E Tranche B 3.813% (LIBOR01M + 3.00%) 6/23/25 •	10,267,993	10,148,196
Pilot Travel Centers Tranche B 2.70% (LIBOR01M + 2.00%) 8/4/28 •	7,004,950	6,924,953
PMHC II 5.287% (SOFR03M + 3.25%) 4/20/29 •	8,500,000	8,011,250
Polaris Newco 1st Lien 4.764% ((LIBOR01M + 4.00%)) 6/2/28 •	2,936,497	2,919,368
Pre Paid Legal Services 2nd Lien 7.764% ((LIBOR01M + 7.00%)) 12/14/29 •	2,830,000	2,794,625
Pregis Topco 1st Lien 4.764% ((LIBOR01M + 4.00%)) 7/31/26 •	3,159,999	3,107,167
Pretium PKG Holdings 2nd Lien 7.506% ((LIBOR03M + 6.75%)) 10/1/29 •	3,600,000	3,474,000
Quest Software US Holdings 1st Lien 5.474% ((LIBOR03M + 3.25%)) 2/1/29 •	2,655,000	2,610,404
Quest Software US Holdings 2nd Lien 8.724% ((LIBOR03M + 7.50%)) 2/1/30 •	5,250,000	5,022,502
NQ-215 [4/22] 06/22 (2257030)    7

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Quikrete Holdings 1st Lien 3.389% ((LIBOR01M + 2.63%)) 2/1/27 •	2,735,341	$ 2,662,562
RealPage 1st Lien 4.014% (LIBOR01M + 3.25%) 4/24/28 •	3,572,050	3,523,827
RealPage 2nd Lien 7.264% ((LIBOR01M + 6.50%)) 4/23/29 •	4,250,000	4,283,647
Ryan Specialty Group Tranche B-1 3.80% (LIBOR01M + 3.00%) 9/1/27 •	1,257,103	1,256,317
Schweitzer-Mauduit International Tranche B 4.563% ((LIBOR01M + 3.75%)) 4/20/28 •	2,110,055	2,086,317
Scientific Games Tranche B 3.573% ((SOFR01M + 2.00%)) 4/13/29 •	6,000,000	5,955,000
Setanta Aircraft Leasing DAC 3.006% (LIBOR03M + 2.00%) 11/5/28 •	2,000,000	1,989,376
Sinclair Television Group Tranche B-3 3.77% (LIBOR01M + 3.00%) 4/1/28 •	734,359	708,963
Sinclair Television Group Tranche B-4 4.421% (SOFR01M + 2.75%) 4/21/29 •	8,500,000	8,271,562
Sinclair Televison Group Tranche B-2 3.27% ((LIBOR01M + 2.50%)) 9/30/26 •	298,163	288,286
Southwestern Energy 3.301% ((SOFR03M + 1.50%)) 6/22/27 •	1,995,000	1,996,247
Sovos Compliance 1st Lien 5.264% ((LIBOR01M + 4.50%)) 8/11/28 •	2,764,476	2,766,850
Spirit Aerosystems Tranche B 4.514% (LIBOR01M + 3.75%) 1/15/25 •	2,693,564	2,693,082
SPX Flow TBD 5.30% ((SOFR01M + 4.50%)) 4/5/29 •	9,500,000	9,259,536
SS&C Technologies Holdings Tranche B-3 TBD 4/16/25 X	1,994,536	1,968,535
SS&C Technologies Holdings Tranche B-6 TBD 3/22/29 X	637,255	633,272
SS&C Technologies Holdings Tranche B-7 TBD 3/22/29 X	862,745	857,353
Standard Industries 3.788% (LIBOR03M + 2.50%) 9/22/28 •	10,746,874	10,737,105
Stonepeak Taurus Lower Holdings 2nd Lien 7.751% ((SOFR01M + 6.00%)) 1/28/30 •	5,000,000	4,912,500
Surgery Center Holdings 4.50% ((LIBOR01M + 3.75%)) 8/31/26 •	4,626,587	4,590,601
Terrier Media Buyer Tranche B 4.264% (LIBOR01M + 3.50%) 12/17/26 •	2,793,037	2,756,130
TransDigm Tranche E 3.014% ((LIBOR01M + 2.25%)) 5/30/25 •	1,994,898	1,960,298
8    NQ-215 [4/22] 06/22 (2257030)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Transdigm Tranche F 3.014% (LIBOR01M + 2.25%) 12/9/25 •	1,500,000	$ 1,473,230
TricorBraun 4.014% (LIBOR01M + 3.25%) 3/3/28 •	1,382,219	1,354,229
Trident TPI Holdings Tranche B-3 1st Lien
4.764% ((LIBOR01M + 4.00%)) 9/15/28 •	2,439,913	2,413,989
4.764% ((LIBOR01M + 4.00%)) 9/15/28 •	217,539	215,228

Tronox Finance 1st Lien 3.925% ((SOFR03M + 2.25%)) 4/4/29 •	3,650,000	3,640,875
UKG 2nd Lien 6.212% ((LIBOR03M + 5.25%)) 5/3/27 •	8,425,000	8,408,150
United Airlines Tranche B 4.50% ((LIBOR03M + 3.75%)) 4/21/28 •	3,549,150	3,530,911
USI 4.256% (LIBOR03M + 3.25%) 12/2/26 •	5,674,986	5,631,714
USI Tranche B 4.006% (LIBOR03M + 3.00%) 5/16/24 •	108,472	107,645
USIC Holdings 4.264% ((LIBOR01M + 3.50%)) 5/12/28 •	1,840,750	1,825,301
USIC Holdings 2nd Lien 7.264% ((LIBOR01M + 6.50%)) 5/14/29 •	925,000	920,375
Vantage Specialty Chemicals 1st Lien 4.618% ((LIBOR03M + 3.50%)) 10/28/24 •	1,534,961	1,486,354
Vantage Specialty Chemicals 2nd Lien 9.25% ((LIBOR03M + 8.25%)) 10/27/25 •	3,568,425	3,478,101
Verscend Holding Tranche B 4.764% ((LIBOR01M + 4.00%)) 8/27/25 •	3,029,800	3,027,434
Vertical Midco Tranche B 4.019% (LIBOR03M + 3.50%) 7/30/27 •	2,990,009	2,962,726
Viasat 5.00% (SOFR01M + 3.50%) 3/2/29 •	10,500,000	10,460,625
Vistra Operations TBD 12/31/25 X	1,500,000	1,482,187
Welbilt 3.264% ((LIBOR01M + 2.50%)) 10/23/25 •	3,600,000	3,589,499
West Corporation Tranche B 5.00% ((LIBOR01M + 4.00%)) 10/10/24 •	2,455,438	2,304,019
Wheel Pros 1st Lien 5.25% ((LIBOR01M + 4.50%)) 5/11/28 •	2,686,500	2,517,250
White Cap Buyer 4.45% (LIBOR01M + 4.00%) 10/19/27 •	10,160,263	9,934,827
Windstream Services TBD 9/21/27 X	1,956,667	1,956,667
Zekelman Industries 2.632% ((LIBOR01M + 2.00%)) 1/24/27 •	1,996,159	1,964,554
Total Loan Agreements (cost $572,503,732)		571,103,554
NQ-215 [4/22] 06/22 (2257030)    9

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock — 0.02%
Leisure time — 0.02%
Studio City International ADR †	29,695	$ 113,138
Total Common Stock (cost $89,260)		113,138

Exchange-Traded Funds — 3.03%
Invesco Senior Loan ETF	514,000	11,081,840
iShares iBoxx High Yield Corporate Bond ETF	56,000	4,397,680
SPDR Bloomberg High Yield Bond ETF	44,000	4,294,840
Total Exchange-Traded Funds (cost $20,955,487)		19,774,360
	Principal amount°
Municipal Bond — 0.08%
GDB Debt Recovery Authority of Puerto Rico 7.50% 8/20/40	582,001	537,623
Total Municipal Bond (cost $551,715)		537,623
	Number of shares
Short-Term Investments — 21.33%
Money Market Mutual Funds — 21.33%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.31%)	34,804,801	34,804,801
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.16%)	34,804,801	34,804,801
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.32%)	34,804,801	34,804,801
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.30%)	34,804,801	34,804,801
Total Short-Term Investments (cost $139,219,204)		139,219,204
Total Value of Securities—116.53% (cost $764,547,648)		760,716,457

Liabilities Net of Receivables and Other Assets—(16.53%)		(107,904,004)
Net Assets Applicable to 80,238,109 Shares Outstanding—100.00%		$652,812,453
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2022. Rate will reset at a future date.
10    NQ-215 [4/22] 06/22 (2257030)

(Unaudited)
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2022, the aggregate value of Rule 144A securities was $25,244,407, which represents 3.87% of the Fund's net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after April 30, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitments were outstanding at April 30, 2022:
Borrower	Principal Amount	Commitment	Value	Unrealized Appreciation (Depreciation)
AthenaHealth TBD 2/15/29	$1,065,217	$1,065,217	$1,055,364	$(9,853)
Perrigo Investments Tranche B TBD 4/20/29	1,818,182	1,804,546	1,813,636	9,090
Sovos Compliance 1st Lien TBD 8/12/28	478,596	478,596	479,007	411
Trident TPI Holdings Tranche B-3 1st Lien 4.76% (LIBOR01M + 4.00%) 9/15/28	129,391	129,391	128,017	(1,374)
Total	$3,491,386	$3,477,750	$3,476,024	$(1,726)
The following foreign currency exchange contract was outstanding at April 30, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
CITI	CAD	(2,900,000)	USD	2,276,298	5/20/22	$18,952	$—
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The foreign currency exchange contract
NQ-215 [4/22] 06/22 (2257030)    11

Schedule of investments
Delaware Floating Rate Fund (Unaudited)
presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR – Canadian Dollar Offered Rate
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
ETF – Exchange-Traded Fund
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPDR – Standard & Poor's Depositary Receipt
TBD – To be determined
CITI – Citigroup
CAD – Canadian Dollar
USD – US Dollar
12    NQ-215 [4/22] 06/22 (2257030)